Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits [line Items]
Deposits	[1]	$ 1,006,015	$ 981,489	$ 966,279
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		329,956	317,453	297,065
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		21,091	20,300	20,053
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		38,592	36,731	35,941
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		$ 110,620	$ 109,608	$ 117,530

[1]	Deposits denominated in U.S. dollars amount to $329,956 (April 30, 2026 – $317,453 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $21,091 (April 30, 2026 – $20,300; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $38,592 (April 30, 2026 – $36,731; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,620 (April 30, 2026 – $109,608; October 31, 2025 – $117,530).